Property and Equipment, net - Additional Information (Details) - USD ($)	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Property Plant And Equipment [Abstract]
Depreciation expenses	$ 2,249,964	$ 1,142,284